REVENUES BY PRODUCT (Details - Revenue by timing) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 132,369	$ 190,724	$ 206,717
Transferred at Point in Time [Member] | Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenues	86,599	116,443	154,757
Transferred at Point in Time [Member] | Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,680	26,440	34,200
Transferred at Point in Time [Member] | Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenues	26,642	47,623	17,568
Transferred at Point in Time [Member] | Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 448	$ 218	$ 192